Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Accounting Policies [Abstract]
Federal depository insurance coverage	$ 250,000		$ 250,000
Purchase ordinary shares	21,750,000	978,750	21,750,000